Share-based compensation - Share options with employee termination compensation (Details) - shares	1 Months Ended	12 Months Ended				13 Months Ended
	May 31, 2020	Dec. 31, 2023	Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2023
Share-based compensation
Number of options granted		80,907,443		56,222,658	18,200,000
Share options with employee termination compensation with service condition only
Share-based compensation
Number of options granted	137,877,968
Vesting period	19 months
Share options with employee termination compensation with both service and performance condition
Share-based compensation
Number of options granted			41,217,213			12,134,888
Vesting period						3 years
Vesting percentage						33.33%